SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

June 7, 2023

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Diversified Equity Fund, a series of BlackRock Fund III, Post-Effective

Amendment No. 357 to the Registration Statement

on Form N-1A (File Nos. 33-54126 and 811-07332)

Ladies and Gentlemen:

On behalf of BlackRock Funds III (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains a Prospectus relating to BlackRock Diversified Equity Fund (the “Fund”), a new series of the Trust, as well as a Statement of Additional Information. The filing is being made in order to register shares of the Fund.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 347 to the Registration Statement on Form N-1A of the Trust on behalf of BlackRock Diversified Fixed Income Fund (“DFI”), which was filed on September 30, 2022 (the “Prior Filing”). While the Prospectus and Statement of Additional Information of the Fund are filed on a stand-alone basis, the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Prospectus:

•	Fund Overview- Key Facts About [the Fund]

○	Tax Information

○	Payments to Broker/Dealers and Other Financial Intermediaries

•	Account Information

○	Short-Term Trading Policy

•	Management of the Fund

○	Conflicts of Interest

•	General Information

Statement of Additional Information—Part I:

•	IV. Management, Advisory and Other Service Arrangements

○	Portfolio Manager Potential Material Conflicts of Interest

○	Accounting Services

○	Transfer Agent

•	VII. Portfolio Transactions and Brokerage

•	VIII. Additional Information

○	Capital Stock

○	History of the Trust

Statement of Additional Information—Part II:

•	Management and Other Service Arrangements

•	Selective Disclosure of Portfolio Holdings

•	Pricing of Shares

•	Portfolio Transactions and Brokerage

•	Dividends and Taxes

•	Performance Data

•	Proxy Voting Policies and Procedures

•	General Information

•	Appendix B – Proxy Voting Policies

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Janey Ahn

Jessica Holly

Andrew Friedman